UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Funds Trust
 (Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end:  December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2016
(unaudited)

Principal
Amount	Corporate Bonds (98.0%)	Value	(a)

	Consumer Discretionary (40.8%)

	Advertising Sales (2.2%)
	Lamar Media Corp.
$1,950,000	5.875%, 02/01/22	$2,030,438
900,000	5.375%, 01/15/24	945,000

	Outfront Media Capital LLC/Outfront Media Capital Corp.
1,900,000	5.625%, 02/15/24	1,976,000
900,000	5.875%, 03/15/25	945,000
		5,896,438

	Apparel Manufacturers (0.8%)
	Carter's Inc.
1,950,000	5.250%, 08/15/21	2,038,979

	Cable/Satellite TV (3.2%)
	CCO Holdings LLC
1,350,000	5.250%, 09/30/22	1,410,750
1,450,000	5.125%, 02/15/23	1,511,625
1,000,000	5.750%, 01/15/24	1,062,500

	Dish DBS Corp.
1,600,000	5.875%, 07/15/22	1,644,368
1,725,000	5.000%, 03/15/23	1,677,563
1,075,000	7.750%, 07/01/26 144A	1,142,188
		8,448,994

	Casino Hotels (2.1%)
	Boyd Gaming Corp.
900,000	6.875%, 05/15/23	974,250

	MGM Resorts International
850,000	6.000%, 03/15/23	922,250
1,200,000	4.625%, 09/01/26	1,170,000

	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
1,275,000	5.375%, 03/15/22	1,321,219
1,275,000	5.500%, 03/01/25 144A	1,290,938
		5,678,657

	Casino Services (0.2%)
	Rivers Pittsburgh Borrower LP/ Rivers Pittsburgh Finance Corp.
475,000	6.125%, 08/15/21 144A	490,438

	Commercial Services (1.4%)
	Live Nation Entertainment, Inc.
1,150,000	7.000%, 09/01/20 144A	1,193,125
2,400,000	5.375%, 06/15/22 144A	2,478,000
		3,671,125

	Consumer Products - Miscellaneous (1.3%)
	Prestige Brands, Inc.
750,000	5.375%, 12/15/21 144A	776,250

	Spectrum Brands, Inc.
1,500,000	6.625%, 11/15/22	1,620,000
975,000	6.125%, 12/15/24	1,055,759
		3,452,009

	Distribution/Wholesale (0.7%)
	LKQ Corp.
1,725,000	4.750%, 05/15/23	1,772,438

	Food - Catering (1.4%)
	Aramark Corp.
1,150,000	5.750%, 03/15/20	1,181,625
2,550,000	5.125%, 01/15/24	2,652,000
		3,833,625

	Funeral Service & Related Items (3.1%)
	Service Corp. International
7,000,000	5.375%, 01/15/22	7,280,000
900,000	5.375%, 05/15/24	954,000
		8,234,000

	Gambling (Non-Hotel) (0.9%)
	Isle Of Capri Casinos, Inc.
1,225,000	8.875%, 06/15/20	1,295,438
1,450,000	5.875%, 03/15/21	1,513,438
		2,808,876

	Hotels & Motels (4.0%)
	Choice Hotels International, Inc.
1,850,000	5.750%, 07/01/22	2,025,750

	Hilton Domestic Operating Co., Inc.
800,000	4.250%, 09/01/24 144A	816,000

	Hilton Worldwide Holdings, Inc.
7,675,000	5.625%, 10/15/21	7,905,250
		10,747,000

	Internet Content - Entertainment (0.2%)
	Netflix, Inc.
600,000	5.750%, 03/01/24	645,000

	Racetracks (2.5%)
	Churchill Downs, Inc.
1,340,000	5.375%, 12/15/21	1,393,600
2,285,000	5.375%, 12/15/21 144A	2,376,400

	GLP Capital LP/GLP Financing II Inc.
900,000	5.375%, 11/01/23	969,750
1,750,000	5.375%, 04/15/26	1,881,250
		6,621,000

	Radio (1.9%)
	Sirius XM Radio, Inc.
1,800,000	5.750%, 08/01/21 144A	1,884,600
1,150,000	4.625%, 05/15/23 144A	1,150,000
2,000,000	6.000%, 07/15/24 144A	2,132,500
		5,167,100

	Rental Auto/Equipment (0.5%)
	United Rentals North America, Inc.
1,200,000	6.125%, 06/15/23	1,258,500

	Resorts/Theme Parks (2.6%)
	Cedar Fair LP
2,800,000	5.250%, 03/15/21	2,898,000
2,250,000	5.375%, 06/01/24	2,373,750

	Six Flags Entertainment Corp.
1,675,000	4.875%, 07/31/24 144A	1,691,750
		6,963,500

	Retail - Discount (0.3%)
	Dollar Tree, Inc.
725,000	5.750%, 03/01/23	780,281

	Retail - Perfume & Cosmetics (1.5%)
	Sally Holdings LLC/Sally Capital, Inc.
1,900,000	5.750%, 06/01/22	1,980,750
800,000	5.500%, 11/01/23	844,000
1,100,000	5.625%, 12/01/25	1,183,875
		4,008,625

	Retail - Regional Department Store (0.7%)
	JC Penney Corp., Inc.
900,000	8.125%, 10/01/19	981,000
900,000	5.650%, 06/01/20	902,142
		1,883,142

	Retail - Restaurants (0.9%)
	Brinker International, Inc.
1,210,000	5.000%, 10/01/24 144A	1,226,773

	Landry's, Inc.
201,000	6.750%, 10/15/24 144A	204,518

	Restaurant Brands International, Inc.
850,000	6.000%, 04/01/22 144A	890,375
		2,321,666

	Rubber - Tires (0.4%)
	Goodyear Tire & Rubber Co.
900,000	5.125%, 11/15/23	938,250

	Security Services (0.3%)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
835,000	9.250%, 05/15/23 144A	910,150

	Television (3.0%)
	AMC Networks, Inc.
900,000	4.750%, 12/15/22	911,250

	Gray Television, Inc.
2,020,000	5.125%, 10/15/24 144A	1,982,125
1,010,000	5.875%, 07/15/26 144A	1,017,575

	LIN Television Corp.
2,175,000	6.375%, 01/15/21	2,251,125

	Sinclair Television Group, Inc.
1,675,000	6.125%, 10/01/22	1,767,125
		7,929,200

	Theaters (4.7%)
	AMC Entertainment
5,000,000	5.875%, 02/15/22	5,175,000

	Carmike Cinemas, Inc.
575,000	6.000%, 06/15/23 144A	598,000

	Cinemark Holdings, Inc.
2,100,000	5.125%, 12/15/22	2,152,500
1,225,000	4.875%, 06/01/23	1,231,125

	Regal Entertainment
2,750,000	5.750%, 03/15/22	2,839,375
675,000	5.750%, 06/15/23	685,125
		12,681,125

	Total Consumer Discretionary	109,180,118

	Consumer Staples (7.9%)

	Beverages - Non-Alcoholic (2.0%)
	Cott Beverages, Inc.
2,800,000	6.750%, 01/01/20	2,919,000
2,300,000	5.375%, 07/01/22	2,369,000
		5,288,000

	Beverages - Wine/Spirits (1.7%)
	Constellation Brands, Inc.
800,000	6.000%, 05/01/22	919,000
2,750,000	4.750%, 11/15/24	2,976,875
550,000	4.750%, 12/01/25	594,000
		4,489,875

	Consumer Products - Miscellaneous (0.4%)
	Central Garden & Pet Co.
1,000,000	6.125%, 11/15/23	1,070,000

	Food - Canned (0.3%)
	Treehouse Foods, Inc.
870,000	6.000%, 02/15/24 144A	936,338

	Food - Miscellaneous/Diversified (1.5%)
	Pinnacle Foods, Inc.
3,775,000	4.875%, 05/01/21	3,874,094

	Food - Retail (0.8%)
	Albertsons COS LLC/Safeway Inc./New Albertson
800,000	5.750%, 03/15/25 144A	798,000

	Ingles Markets, Inc.
1,250,000	5.750%, 06/15/23	1,296,875
		2,094,875

	Food - Wholesale/Distributors (1.2%)
	Performance Food Group, Inc.
1,350,000	5.500%, 06/01/24 144A	1,393,875

	US Foods, Inc.
1,850,000	5.875%, 06/15/24 144A	1,919,375
		3,313,250

	Total Consumer Staples	21,066,432

	Energy (2.5%)

	Oil Company - Exploration & Production (0.7%)
	Southwestern Energy Co.
1,800,000	7.500%, 02/01/18	1,885,500

	Pipelines (1.8%)
	Antero Midstream Partners LP
800,000	5.375%, 09/15/24 144A	810,000

	NGPL Pipeco LLC
1,200,000	7.119%, 12/15/17 144A	1,254,000

	Niska Gas Storage Partners LLC
1,000,000	6.500%, 04/01/19	992,500

	Oneok, Inc.
900,000	7.500%, 09/01/23	1,008,000

	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
800,000	5.125%, 02/01/25 144A†	801,000
		4,865,500

	Total Energy	6,751,000

	Financials (13.3%)

	Decision Support Software (0.4%)
	MSCI, Inc.
925,000	5.750%, 08/15/25 144A	987,438

	Engineering/R&D Services (0.4%)
	Engility Corp.
1,000,000	8.875%, 09/01/24 144A	1,012,500

	REITS - Diversified (5.9%)
	Communications Sales & Leasing, Inc.
925,000	6.000%, 04/15/23 144A	959,688

	CyrusOne LP
1,800,000	6.375%, 11/15/22	1,906,312

	DuPont Fabros Technology, Inc.
2,450,000	5.875%, 09/15/21	2,563,313
3,750,000	5.625%, 06/15/23	3,946,875

	Equinix, Inc.
3,250,000	5.375%, 01/01/22	3,436,875
1,000,000	5.375%, 04/01/23	1,048,750
950,000	5.750%, 01/01/25	1,009,375
900,000	5.875%, 01/15/26	967,500
		15,838,688

	REITS - Health Care (1.4%)
	MPT Operating Partnership LP
1,000,000	6.375%, 02/15/22	1,042,500
1,075,000	6.375%, 03/01/24	1,166,375
1,400,000	5.500%, 05/01/24	1,471,400
		3,680,275

	REITS - Hotels (2.2%)
	ESH Hospitality, Inc.
800,000	5.250%, 05/01/25 144A	799,000

	Ryman Hospitality Properties
2,000,000	5.000%, 04/15/21	2,060,000
3,075,000	5.000%, 04/15/23	3,121,125
		5,980,125

	REITS - Office Property (1.6%)
	Vereit Operating Partnership LP
2,000,000	4.125%, 06/01/21	2,065,000
2,000,000	4.875%, 06/01/26	2,112,500
		4,177,500

	REITS - Storage (1.4%)
	Iron Mountain, Inc.
2,550,000	6.000%, 08/15/23	2,722,125
1,125,000	5.750%, 08/15/24	1,155,938
		3,878,063

	Total Financials	35,554,589

	Health Care (5.1%)

	Medical - Hospitals (2.2%)
	HCA Holdings, Inc.
1,275,000	6.250%, 02/15/21	1,383,375
1,650,000	7.500%, 02/15/22	1,893,375
800,000	5.875%, 03/15/22	882,000
900,000	5.375%, 02/01/25	929,250

	Universal Health Services, Inc.
835,000	5.000%, 06/01/26 144A	869,444
		5,957,444

	Medical - Outpatient/Home Medical Care (0.8%)
	AmSurg Corp.
1,250,000	5.625%, 11/30/20	1,284,375
1,000,000	5.625%, 07/15/22	1,022,500
		2,306,875

	Medical Labs & Testing Service (0.9%)
	InVentiv Health, Inc.
1,200,000	9.000%, 01/15/18 144A	1,232,250
1,125,000	10.000%, 08/15/18	1,125,000
		2,357,250

	Medical Products (1.2%)
	Teleflex, Inc.
2,000,000	5.250%, 06/15/24	2,085,000
1,000,000	4.875%, 06/01/26	1,035,000
		3,120,000

	Total Health Care	13,741,569

	Industrials (6.9%)

	Aerospace/Defense - Equipment (1.6%)
	Orbital ATK, Inc.
1,675,000	5.250%, 10/01/21	1,742,000
2,500,000	5.500%, 10/01/23	2,618,750
		4,360,750

	Distribution/Wholesale (0.4%)
	HD Supply, Inc.
925,000	5.750%, 04/15/24 144A	971,250

	Engineering/R&D Services (1.2%)
	AECOM Technology Corp.
1,675,000	5.750%, 10/15/22	1,759,269
1,500,000	5.875%, 10/15/24	1,601,250
		3,360,519

	Printing - Commercial (0.4%)
	RR Donnelley & Sons Co.
900,000	7.625%, 06/15/20	974,250

	Publishing - Periodicals (1.8%)
	Nielsen Holdings N.V.
3,750,000	4.500%, 10/01/20	3,834,375
1,000,000	5.000%, 04/15/22 144A	1,032,500
		4,866,875

	Rental Auto/Equipment (0.3%)
	Herc Rental, Inc.
800,000	7.500%, 06/01/22 144A	828,000

	Security Services (0.9%)
	ADT Corp.
1,250,000	6.250%, 10/15/21	1,359,375
1,000,000	4.125%, 06/15/23	985,000
		2,344,375

	Transport - Truck (0.3%)
	XPO Logistics, Inc.
800,000	6.125%, 09/01/23 144A	820,000

	Total Industrials	18,526,019

	Information Technology (5.2%)

	Applications Software (0.4%)
	PTC, Inc.
1,000,000	6.000%, 05/15/24	1,067,500

	Computer Software (0.4%)
	SS&C Technologies Holdings, Inc.
900,000	5.875%, 07/15/23	947,250

	Data Processing/Management (0.3%)
	First Data Corp.
800,000	7.000%, 12/01/23 144A	846,000

	Electronic Component - Semiconductor (0.3%)
	Qorvo, Inc.
850,000	6.750%, 12/01/23	916,938

	Office Automation & Equipment (1.5%)
	CDW Corp.
2,625,000	6.000%, 08/15/22	2,795,625
1,300,000	5.000%, 09/01/23	1,342,250
		4,137,875

	Semiconductor Components - Integrated Circuits (0.8%)
	NXP BV/NXP Funding LLC
1,000,000	4.125%, 06/01/21 144A	1,071,250
1,000,000	4.625%, 06/01/23 144A	1,093,750
		2,165,000

	Travel Services (0.4%)
	Sabre Corp.
925,000	5.375%, 04/15/23 144A	950,438

	Wireless Equipment (1.1%)
	ViaSat, Inc.
2,725,000	6.875%, 06/15/20	2,823,781

	Total Information Technology	13,854,782

	Materials (8.5%)

	Building & Construction Products - Misc. (0.2%)
	Louisiana-Pacific Corp.
405,000	4.875%, 09/15/24 144A	405,000

	Chemicals - Specialty (0.2%)
	Valvoline, Inc.
600,000	5.500%, 07/15/24 144A	628,500

	Containers - Metal/Glass (2.1%)
	Ball Corp.
1,150,000	5.000%, 03/15/22	1,239,125
900,000	4.000%, 11/15/23	906,750
900,000	5.250%, 07/01/25	969,750

	Crown Holdings, Inc.
1,500,000	4.500%, 01/15/23	1,556,250

	Silgan Holdings, Inc.
950,000	5.500%, 02/01/22	985,625
		5,657,500

	Containers - Paper/Plastic (4.8%)
	Berry Plastics Corp.
1,800,000	5.500%, 05/15/22	1,863,000
1,900,000	6.000%, 10/15/22	2,004,500
900,000	5.125%, 07/15/23	913,500

	Graphic Packaging International, Inc.
1,150,000	4.750%, 04/15/21	1,227,625
3,200,000	4.875%, 11/15/22	3,360,000
900,000	4.125%, 08/15/24	906,750

	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
1,475,000	5.750%, 10/15/20	1,521,094
1,100,000	5.125%, 07/15/23 144A	1,135,750
		12,932,219

	Garden Products (0.7%)
	Scotts Miracle-Gro Co.
1,675,000	6.000%, 10/15/23 144A	1,783,875

	Non-Ferrous Metals (0.5%)
	Thompson Creek Metal Co., Inc.
1,300,000	7.375%, 06/01/18	1,319,500

	Total Materials	22,726,594

	Telecommunication Services (7.8%)

	Building - Heavy Construction (0.8%)
	SBA Communications Corp.
2,000,000	4.875%, 07/15/22	2,070,000

	Cable/Satellite TV (0.4%)
	Mediacom Broadband LLC/ Corp.
900,000	6.375%, 04/01/23	949,500

	Cellular Telecom (0.4%)
	Sprint Communications, Inc.
1,125,000	8.375%, 08/15/17	1,170,000

	Internet Connectivity Services (0.9%)
	Zayo Group LLC/Zayo Cap
1,500,000	6.000%, 04/01/23	1,575,000
900,000	6.375%, 05/15/25	954,000
		2,529,000

	Satellite Telecom (1.2%)
	Hughes Satellite Systems Corp.
2,250,000	7.625%, 06/15/21	2,399,063
800,000	6.625%, 08/01/26 144A	772,000
		3,171,063

	Telecommunication Services (1.5%)
	GCI, Inc.
2,275,000	6.750%, 06/01/21	2,336,994

	QualityTech LP/QTS Finance Corp.
1,600,000	5.875%, 08/01/22	1,636,000
		3,972,994

	Telephone - Integrated (2.6%)
	Cincinnati Bell, Inc.
200,000	7.000%, 07/15/24 144A	205,000

	Level 3 Communications, Inc.
2,000,000	6.125%, 01/15/21	2,075,000
1,525,000	5.375%, 08/15/22	1,593,625
1,350,000	5.625%, 02/01/23	1,402,313
900,000	5.375%, 05/01/25	938,250

	Sprint Capital Corp.
850,000	6.900%, 05/01/19	876,563
		7,090,751

	Total Telecommunication Services	20,953,308

	Total Corporate Bonds (cost $259,384,983)	262,354,411

Shares	Short-Term Investment (3.0%)

8,000,417	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.21%* (cost $8,000,417)		8,000,417

	Total Investments (cost $267,385,400- note b)	101.0%	270,354,828
	Other assets less liabilities	(1.0)	(2,550,652)
	Net Assets	100.0%	$267,804,176

Percent of
Corporate
Portfolio Distribution	Bonds
Advertising Sales	2.2%
Aerospace/Defense - Equipment	1.7
Apparel Manufacturers	0.8
Applications Software	0.4
Beverages - Non-Alcoholic	2.0
Beverages - Wine/Spirits	1.7
Building & Construction Products - Misc.	0.1
Building - Heavy Construction	0.8
Cable/Satellite TV	3.6
Casino Hotels	2.2
Casino Services	0.2
Cellular Telecom	0.4
Chemicals - Specialty	0.2
Commercial Services	1.4
Computer Software	0.4
Consumer Products - Miscellaneous	1.7
Containers - Metal/Glass	2.2
Containers - Paper/Plastic	4.9
Data Processing/Management	0.3
Decision Support Software	0.4
Distribution/Wholesale	1.1
Electronic Component - Semiconductor	0.3
Engineering/R&D Services	1.7
Food - Canned	0.4
Food - Catering	1.5
Food - Miscellaneous/Diversified	1.5
Food - Retail	0.8
Food - Wholesale/Distributors	1.3
Funeral Service & Related Items	3.1
Gambling (Non-Hotel)	1.1
Garden Products	0.7
Hotels & Motels	4.1
Internet Connectivity Services	1.0
Internet Content - Entertainment	0.2
Medical - Hospitals	2.3
Medical - Outpatient/Home Medical Care	0.9
Medical Labs & Testing Service	0.9
Medical Products	1.2
Non-Ferrous Metals	0.5
Office Automation & Equipment	1.6
Oil Company - Exploration & Production	0.7
Pipelines	1.8
Printing - Commercial	0.4
Publishing - Periodicals	1.8
Racetracks	2.5
Radio	2.0
REITS - Diversified	6.0
REITS - Health Care	1.4
REITS - Hotels	2.3
REITS - Office Property	1.6
REITS - Storage	1.5
Rental Auto/Equipment	0.8
Resorts/Theme Parks	2.6
Retail - Discount	0.3
Retail - Perfume & Cosmetics	1.5
Retail - Regional Department Store	0.7
Retail - Restaurants	0.9
Rubber - Tires	0.4
Satellite Telecom	1.2
Security Services	1.2
Semiconductor Components - Integrated Circuits	0.8
Telecommunication Services	1.5

Telephone - Integrated	2.7
Television	3.0
Theaters	4.8
Transport - Truck	0.3
Travel Services	0.4
Wireless Equipment	1.1
100.0%

* The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

†Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $267,385,400 amounted to $2,969,428, which consisted of aggregate gross unrealized appreciation of $3,351,022 and aggregate gross unrealized depreciation of $381,594.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2016:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$8,000,417
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	262,354,411
Level 3 – Significant Unobservable Inputs
Total	$270,354,828
+See schedule of investments for a detailed listing of securities.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2016
(unaudited)

		Market
Shares	Common Stocks (93.2%)	Value	(a)

	Consumer Discretionary (25.9%)

	Apparel Manufacturers (1.3%)
70,459	Carter's, Inc.	$6,109,500
72,626	Hanesbrands, Inc.	1,833,807
		7,943,307

	Athletic Equipment (1.7%)
276,414	Vista Outdoor, Inc.+	11,017,862

	Cable/Satellite TV (3.2%)
35,433	Charter Communications, Inc.+	9,565,847
190,780	DISH Network Corp.+	10,450,928
		20,016,775

	Commercial Services (1.6%)
231,971	Live Nation Entertainment, Inc.+	6,374,563
118,154	ServiceMaster Global Holdings, Inc.+	3,979,427
		10,353,990

	Distribution/Wholesale (1.2%)
221,131	LKQ Corp.+	7,841,305

	Food - Catering (2.4%)
399,988	Aramark Corp.	15,211,544

	Funeral Service & Related Items (1.3%)
301,346	Service Corp. International	7,997,723

	Home Decoration Products (1.1%)
125,741	Newell Brands, Inc.	6,621,521

	Home Furnishings (0.5%)
61,787	Tempur Sealy International, Inc.+	3,505,794

	Racetracks (1.8%)
78,046	Churchill Downs, Inc.	11,422,032

	Radio (2.7%)
53,115	Liberty SiriusXM Group - A+	1,804,848
446,591	Liberty SiriusXM Group - C+	14,920,605
		16,725,453

	Resorts/Theme Parks (1.4%)
159,345	Six Flags Entertainment Corp.	8,542,485

	Retail - Apparel/Shoes (0.8%)
69,375	L Brands, Inc.	4,909,669

	Retail - Perfume & Cosmetics (1.3%)
312,186	Sally Beauty Holdings, Inc.+	8,016,936

	Retail - Restaurants (1.1%)
122,489	Restaurant Brands International, Inc.	5,460,560
19,512	Yum! Brands, Inc.	1,771,885
		7,232,445

	Theaters (2.5%)
324,109	AMC Entertainment	10,076,549
260,155	Regal Entertainment	5,658,371
		15,734,920

	Total Consumer Discretionary	163,093,761

	Consumer Staples (11.3%)

	Beverages - Non-Alcoholic (1.6%)
717,593	Cott Beverages, Inc.	10,225,700

	Beverages - Wine/Spirits (1.9%)
72,626	Constellation Brands, Inc.	12,091,503

	Food - Catering (0.7%)
155,009	AdvancePierre Foods Holdings, Inc.	4,272,048

	Food - Confectionery (1.6%)
72,626	J.M. Smucker Co.	9,843,728

	Food - Miscellaneous/Diversified (4.2%)
194,032	Kraft Heinz Co.	17,367,804
175,604	Pinnacle Foods, Inc.	8,810,053
		26,177,857

	Food - Wholesale/Distributors (1.3%)
240,643	Performance Food Group Co.+	5,967,946
99,726	US Foods Holding Corp..+	2,354,531
		8,322,477

	Total Consumer Staples	70,933,313

	Energy (0.8%)

	Oil Company - Exploration & Production (0.8%)
9,452	Cimarex Energy Co.	1,270,065
9,454	Concho Resources, Inc.+	1,298,507
37,822	Parsley Energy, Inc.+	1,267,415
9,452	PDC Energy, Inc.+	633,851
17,017	SM Energy Co.	656,516
		5,126,354

	Financials (7.0%)

	Casino Services (0.5%)
93,222	Gaming and Leisure Properties, Inc.	3,118,276

	Commercial Services - Finance (0.5%)
19,747	MarketAxess Holdings, Inc.	3,269,906

	Real Estate Management/Service (0.8%)
184,276	CBRE Group, Inc.+	5,156,042

	REITS - Diversified (2.8%)
59,619	Crown Castle International Corp.	5,616,706
39,023	EPR Properties	3,072,671
23,848	Equinix, Inc.	8,591,242
		17,280,619

	REITS - Hotels (1.1%)
142,001	Ryman Hospitality Properties	6,838,768

	REITS - Office Property (0.5%)
305,682	Vereit, Inc.	3,169,922

	REITS - Single Tenant (0.4%)
36,855	Realty Income Corp.	2,466,705

	REITS - Storage (0.4%)
32,519	Extra Space Storage, Inc.	2,582,334

	Total Financials	43,882,572

	Health Care (4.4%)

	Dental Supplies & Equipment (1.0%)
107,314	Dentsply Sirona, Inc.	6,377,671

	Medical Products (0.8%)
30,351	Henry Schein, Inc.+	4,946,606

	Medical - Hospitals (1.4%)
55,283	HCA Holdings, Inc.+	4,181,053
213,544	Tenet Healthcare Corp.+	4,838,907
		9,019,960

	Medical - Outpatient/Home Medical Care (0.9%)
80,214	AmSurg Corp.+	5,378,349

	Physician Practice Management (0.3%)
82,382	Envision Healthcare Holdings, Inc.+	1,834,647

	Total Health Care	27,557,233

	Industrials (13.0%)

	Aerospace/Defense - Equipment (1.8%)
145,253	Orbital ATK, Inc.	11,072,636

	Auction House/Art Dealer (0.9%)
128,993	KAR Auction Services, Inc.	5,567,338

	Commercial Services - Finance (2.1%)
99,726	IHS Markit Ltd.+	3,744,711
280,750	TransUnion+	9,685,875
		13,430,586

	Electronic Security Devices (1.6%)
148,505	Allegion PLC	10,233,480

	Non-Hazardous Waste Disposal (3.7%)
358,797	Republic Services, Inc.	18,101,309
66,123	Waste Connections, Inc.	4,939,388
		23,040,697

	Publishing - Periodicals (2.5%)
295,926	Nielsen Holdings N.V.	15,852,756

	Shipbuilding (0.4%)
18,428	Huntington Ingalls Industries, Inc.	2,827,224

	Total Industrials	82,024,717

	Information Technology (12.6%)

	Commercial Services - Finance (1.2%)
100,810	Global Payments, Inc.	7,738,176

	Computer Services (0.2%)
28,364	Dell Technologies, Inc.+	1,355,799

	Computer Software (0.8%)
157,177	SS&C Technologies Holdings, Inc.	5,053,241

	Data Processing/Management (2.8%)
230,887	Fidelity National Information Services, Inc.	17,785,226

	Electronic Component - Semiconductor (0.8%)
30,351	Broadcom Corp.	5,236,155

	Entertainment Software (0.8%)
108,398	Activision Blizzard, Inc.	4,802,031

	Office Automation & Equipment (2.2%)
293,758	CDW Corp.	13,433,553

	Satellite Telecom (0.5%)
71,543	EchoStar Corp.+	3,135,730

	Semiconductor Component - Integrated Circuits (1.6%)
100,626	NXP Semiconductors N.V.+	10,264,858

	Travel Services (1.0%)
224,383	Sabre Corp.	6,323,113

	Wireless Equipment (0.7%)
54,199	ViaSat, Inc.+	4,045,955

	Total Information Technology	79,173,837

	Materials (13.7%)

	Containers - Metal/Glass (7.7%)
140,917	Ball Corp.	11,548,148
341,453	Crown Holdings, Inc.+	19,493,552
344,705	Silgan Holdings, Inc.	17,438,626
		48,480,326

	Containers - Paper/Plastic (6.0%)
214,628	Berry Plastics Corp.+	9,411,438
957,152	Graphic Packaging International, Inc.	13,390,556
317,605	Sealed Air Corp.	14,552,661
		37,354,655

	Total Materials	85,834,981

	Telecommunication Services (4.5%)

	Internet Connectivity Services (1.9%)
394,568	Zayo Group Holdings, Inc.+	11,722,615

	Telephone - Integrated (2.6%)
358,797	Level 3 Communications, Inc.+	16,641,005

	Total Telecommunication Services	28,363,620

	Total Common Stocks (cost $507,365,062)	585,990,388

Shares	Short-Term Investment (8.3%)

52,352,046	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.21%* (cost $52,352,046)		52,352,046

	Total Investments (cost $559,717,108 - note b)	101.5%	638,342,434
	Other assets less liabilities	(1.5)	(9,503,227)
	Net Assets	100.0%	$628,839,207

Percent of
Common
Portfolio Distribution	Stocks
Aerospace/Defense - Equipment	1.9%
Apparel Manufacturers	1.4
Athletic Equipment	1.9
Auction House/Art Dealer	1.0
Beverages - Non-Alcoholic	1.7
Beverages - Wine/Spirits	2.1
Cable/Satellite TV	3.4
Casino Services	0.5
Commercial Services	1.8
Commercial Services -Finance	4.2
Computer Services	0.2
Computer Software	0.9
Containers - Metal/Glass	8.3
Containers - Paper/Plastic	6.4
Data Processing/Management	3.0
Dental Supplies & Equipment	1.1
Distribution/Wholesale	1.3
Electronic Component - Semiconductor	0.9
Electronic Security Devices	1.7
Entertainment Software	0.8
Food - Catering	3.3
Food - Confectionery	1.7
Food - Miscellaneous/Diversified	4.5
Food - Wholesale/Distributors	1.4
Funeral Service & Related Items	1.4
Home Decoration Products	1.1
Home Furnishings	0.6
Internet Connectivity Services	2.0
Medical - Hospitals	1.5
Medical - Outpatient/Home Medical Care	0.9
Medical Products	0.8
Non-Hazardous Waste Disposal	3.9
Office Automation & Equipment	2.3
Oil Company - Exploration & Production	0.9
Physician Practice Management	0.3
Publishing - Periodicals	2.7
Racetracks	1.9
Radio	2.9
Real Estate Management/Service	0.9
REITS - Diversified	3.0
REITS - Hotels	1.2
REITS - Office Property	0.5
REITS - Single Tenant	0.4
REITS - Storage	0.4
Resorts/Theme Parks	1.5
Retail - Apparel/Shoes	0.8
Retail - Perfume & Cosmetics	1.4
Retail - Restaurants	1.2
Satellite Telecom	0.5
Semiconductor Component - Integrated Circuits	1.8
Shipbuilding	0.5
Telephone - Integrated	2.8
Theaters	2.7
Travel Services	1.1
Wireless Equipment	0.7
100.0%

+ Non-income producing security.

* The rate is an annualized seven-day yield at period end.

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $560,288,345 amounted to $78,054,089, which consisted of aggregate gross unrealized appreciation of $85,055,369 and aggregate gross unrealized depreciation of $7,001,280.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2016:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$638,342,434
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$638,342,434
+See schedule of investments for a detailed listing of securities.

 Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
November 25, 2016

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 25, 2016